Commitments and Contingencies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 422,000,000,000	¥ 512,000,000,000
Carrying amounts of derivatives that are deemed to guarantees	404,000,000,000	493,000,000,000
Total rental expense	95,941,000,000	98,459,000,000	101,003,000,000
Sale Leaseback transactions accounted as an operating leases, total rental payment for the whole period in the original contracts	214,690,000,000
Sale Leaseback transactions accounted as an operating leases, total rental payment for the whole period in the current contracts	282,832,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum rental payments	69,556,000,000	15,907,000,000	29,879,000,000
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 121,000,000,000	¥ 102,000,000,000